As filed with the Securities and Exchange Commission on April 18, 2005

File Nos. 33-75116 and 811-8352

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 22	[X]
 AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 22	[X]

LKCM FUNDS
(Exact Name of Registrant)

c/o Luther King Capital Management
301 Commerce Street, Suite 1600
Fort Worth, Texas 76102
(Address of Principal Executive Office)
Registrant's Telephone Number (817) 332-3235

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c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
ROBERT J. ZUTZ, ESQ.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, DC 20036

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It is proposed that this filing will become effective (check appropriate box):

[   ]       immediately upon filing pursuant to paragraph (b).
[X]       on April 29, 2005 pursuant to paragraph (b).
[   ]       60 days after filing pursuant to paragraph (a)(1).
[   ]       on (date) pursuant to paragraph (a)(1).
[   ]       75 days after filing pursuant to paragraph (a)(2).
[   ]       on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[X]       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 20 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 23, 2005 and pursuant to Rule 485(a)(1) would become effective 60 days thereafter.

This Post-Effective Amendment No. 22 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 29, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 22 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this amendment to its Registration Statement and has duly caused this Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and State of Texas on the 18th day of April, 2005.

By:  /s/ J. Luther King, Jr.
J. Luther King, Jr.
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement of the Registrant as it relates to the LKCM Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

J. Luther King, Jr. * J. Luther King, Jr.	Trustee, President and Chief Executive Officer	April 18, 2005

H. Kirk Downey * H. Kirk Downey	Chairman	April 18, 2005

Earle A. Shields, Jr. * Earle A. Shields, Jr.	Trustee	April 18, 2005

/s/Jacqui Brownfield Jacqui Brownfield	Vice President, Treasurer and Secretary	April 18, 2005

*/s/ Joseph C. Neuberger
By Joseph C. Neuberger,
Attorney-in-fact pursuant to the Power of Attorney incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on April 30, 2002.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Boston, Massachusetts, on the 18th day of April, 2005

TT INTERNATIONAL U.S.A.
MASTER TRUST
on behalf of TT EAFE Portfolio

By:   /s/ S. Austin Allison
       S. Austin Allison, Secretary
        TT International U.S.A. Master Trust